IMPAIRMENT OF ASSETS - Impairment losses (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Impairment losses
Impairment loss recognised in profit or loss		$ 20	$ 785	$ 108
Recoverable amount					$ 42
Property and equipment
Impairment losses
Impairment loss recognised in profit or loss		13	43	51
Intangible assets
Impairment losses
Impairment loss recognised in profit or loss		5	8	3
Goodwill
Impairment losses
Impairment loss recognised in profit or loss		0	723	54
Other
Impairment losses
Impairment loss recognised in profit or loss		2	11	0
Russia
Impairment losses
Impairment loss recognised in profit or loss		(7)	723
Russia | Property and equipment
Impairment losses
Impairment loss recognised in profit or loss		(7)	0
Russia | Intangible assets
Impairment losses
Impairment loss recognised in profit or loss		0	0
Russia | Goodwill
Impairment losses
Impairment loss recognised in profit or loss		0	723
Recoverable amount	$ 3,001
Russia | Other
Impairment losses
Impairment loss recognised in profit or loss		0	0
Kyrgyzstan
Impairment losses
Impairment loss recognised in profit or loss		19	64	90
Kyrgyzstan | Property and equipment
Impairment losses
Impairment loss recognised in profit or loss		12	38	33
Kyrgyzstan | Intangible assets
Impairment losses
Impairment loss recognised in profit or loss		5	8	3
Kyrgyzstan | Goodwill
Impairment losses
Impairment loss recognised in profit or loss		0	0	54
Kyrgyzstan | Other
Impairment losses
Impairment loss recognised in profit or loss		2	18	0
Other
Impairment losses
Impairment loss recognised in profit or loss		8	(2)	18
Other | Property and equipment
Impairment losses
Impairment loss recognised in profit or loss		8	5	18
Other | Intangible assets
Impairment losses
Impairment loss recognised in profit or loss		0	0	0
Other | Goodwill
Impairment losses
Impairment loss recognised in profit or loss		0	0	0
Other | Other
Impairment losses
Impairment loss recognised in profit or loss		$ 0	$ (7)	$ 0